UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 10, 2004


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value total: $304,649 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      329    11600 SH       SOLE                     5000              6600
Abbott Laboratories Corp.      COM              002824100      312     6700 SH       SOLE                     4300              2400
Altria Group, Inc.             COM              02209s103      682    12540 SH       SOLE                     5590              6950
American Express Co.           COM              025816109    11977   248330 SH       SOLE                   234980             13350
American International Group   COM              026874107    10500   158417 SH       SOLE                   146316             12101
American Retirement Corp.      COM              028913101      584   182504 SH       SOLE                   182504
Amgen Inc.                     COM              031162100     5010    81084 SH       SOLE                    74329              6755
Amsouth Bancorporation         COM              032165102     5541   226159 SH       SOLE                   203347             22812
Anheuser-Busch Companies, Inc. COM              035229103     1077    20438 SH       SOLE                    17096              3342
Apache Corp.                   COM              037411105     5375    66282 SH       SOLE                    57340              8942
Automatic Data Processing      COM              053015103     1761    44455 SH       SOLE                    39555              4900
BP Amoco LP                    COM              055622104     1024    20752 SH       SOLE                    18674              2078
Baker Hughes, Inc.             COM              057224107      439    13665 SH       SOLE                     7374              6291
BankAmerica Corp.              COM              060505104     1040    12931 SH       SOLE                    11806              1125
Baxter International Inc.      COM              071813109      407    13325 SH       SOLE                     4025              9300
Bellsouth                      COM              079860102      301    10648 SH       SOLE                     9212              1436
Berkshire Hathaway Inc. Class  COM              084670108     1853       22 SH       SOLE                       14                 8
Berkshire Hathaway Inc. Class  COM              084670207     5467     1942 SH       SOLE                     1724               218
Biomet, Inc.                   COM              090613100     3798   104857 SH       SOLE                    92357             12500
Bristol Myers Squibb           COM              110122108     1098    38406 SH       SOLE                    38406
CSX Corp.                      COM              126408103      255     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108      969    15841 SH       SOLE                    10750              5090
Cendant Corp.                  COM              151313103     4227   189810 SH       SOLE                   142710             47100
Central Parking Corp.          COM              154785109     1119    74950 SH       SOLE                    64701             10249
ChevronTexaco Corp.            COM              166764100      547     6337 SH       SOLE                     5783               554
Cisco Systems Inc.             COM              17275R102     8308   342863 SH       SOLE                   292423             50440
Citigroup Inc.                 COM              172967101     3740    77055 SH       SOLE                    67539              9516
Coca Cola Co.                  COM              191216100     3983    78475 SH       SOLE                    65867             12608
Colgate Palmolive Co.          COM              194162103      210     4200 SH       SOLE                     2000              2200
ConocoPhillips                 COM              20825c104     3736    56972 SH       SOLE                    48379              8593
Dell Corp.                     COM              24702r101      482    14175 SH       SOLE                    14075               100
Dionex Corp.                   COM              254546104      295     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      634    30200 SH       SOLE                    24800              5400
Dover Corp.                    COM              260003108      358     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106      485    23700 SH       SOLE                    21400              2300
Eaton Corp.                    COM              278058102      367     3401 SH       SOLE                     3401
Exxon Mobil Corp.              COM              30231G102     8994   219374 SH       SOLE                   193790             25584
FedEx Corp.                    COM              31428X106     1801    26675 SH       SOLE                    21590              5085
Federal National Mortgage Assn COM              313586109     1501    20001 SH       SOLE                    17506              2495
First Data Corp.               COM              319963104      740    18016 SH       SOLE                    12484              5532
Gannett Co. Inc.               COM              364730101      214     2400 SH       SOLE                     2400
General Electric Co.           COM              369604103    11147   359798 SH       SOLE                   297753             62045
General Mills Inc.             COM              370334104     1873    41350 SH       SOLE                    36925              4425
HCA Inc.                       COM              404119109    36595   851836 SH       SOLE                   831565             20271
Halliburton Inc.               COM              406216101     4203   161673 SH       SOLE                   142370             19303
HealthStream Inc.              COM              42222n103      227    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103      558    24300 SH       SOLE                    24210                90
Home Depot Inc.                COM              437076102     9711   273637 SH       SOLE                   242594             31043
Intel Corp.                    COM              458140100    12093   377318 SH       SOLE                   324289             53029
International Business Machine COM              459200101     6785    73214 SH       SOLE                    62039             11175
J. P. Morgan Chase & Co. Inc.  COM              616880100      366     9953 SH       SOLE                     5476              4477
Johnson & Johnson              COM              478160104     7527   145712 SH       SOLE                   127106             18606
Kimberly-Clark Corp.           COM              494368103     1479    25025 SH       SOLE                    20475              4550
L-3 Communications             COM              502424104     3908    76090 SH       SOLE                    69020              7070
Liberty Media Corp.            COM              530718105     4088   343782 SH       SOLE                   258653             85129
Lowes Companies                COM              548661107     1270    22925 SH       SOLE                    14800              8125
Marsh & McLennan Co.           COM              571748102      362     7568 SH       SOLE                     6318              1250
Medtronic Inc.                 COM              585055106     3854    79276 SH       SOLE                    70800              8476
Merck & Company Inc.           COM              589331107     1114    24120 SH       SOLE                    22020              2100
Microsoft Corp.                COM              594918104     6477   236635 SH       SOLE                   195885             40750
Minnesota Mining & Manufacturi COM              604059105      681     8010 SH       SOLE                     5890              2120
Molex Inc. - Class A           COM              608554200     5218   178017 SH       SOLE                   159920             18097
National Commerce Financial Co COM              63545P104      338    12400 SH       SOLE                    12400
O Charley's Inc.               COM              670823103      329    18350 SH       SOLE                    14550              3800
PepsiCo Inc.                   COM              713448108     1048    22487 SH       SOLE                    19087              3400
Pfizer Inc.                    COM              717081103     6922   195935 SH       SOLE                   166389             29546
Piedmont Natural Gas Co.       COM              720186105      253     5820 SH       SOLE                     5820
Procter & Gamble Co.           COM              742718109      762     7633 SH       SOLE                     5823              1810
Regions Financial Corp.        COM              758940100      257     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     5861   228675 SH       SOLE                   191635             37040
Royal Dutch Petroleum Co.      COM              780257804      234     4464 SH       SOLE                     3664               800
SBC Communications, Inc.       COM              78387g103      525    20136 SH       SOLE                    18467              1669
Schlumberger Ltd.              COM              806857108     4835    88358 SH       SOLE                    74798             13560
Southtrust Corp.               COM              844730101      201     6148 SH       SOLE                     6148
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
SunTrust Banks Inc.            COM              867914103     2847    39816 SH       SOLE                    38667              1149
Sungard Data Systems Inc.      COM              867363103     6338   228710 SH       SOLE                   191210             37500
Sysco Corp.                    COM              871829107    11621   312154 SH       SOLE                   272848             39306
Target Corporation             COM              87612e106      659    17160 SH       SOLE                     5560             11600
Tyco International Ltd.        COM              902124106     3003   113312 SH       SOLE                   100376             12936
United Parcel Svc. Inc. CL B   COM              911312106     3814    51160 SH       SOLE                    46660              4500
United Technologies Corp.      COM              913017109     4534    47837 SH       SOLE                    43227              4610
Verizon Communications         COM              92343v104      762    21711 SH       SOLE                    12797              8913
Viacom- Cl. B                  COM              925524308     4840   109047 SH       SOLE                    93314             15733
Wachovia Corp.                 COM              929903102      436     9355 SH       SOLE                     8089              1266
Wal-Mart Stores Inc.           COM              931142103    10318   194488 SH       SOLE                   159285             35203
Walt Disney Co.                COM              254687106      300    12864 SH       SOLE                     7442              5422
Wells Fargo & Co.              COM              949746101     4550    77255 SH       SOLE                    67180             10075
Willis Group Holdings Inc.     COM              G96655108     5487   161065 SH       SOLE                   137795             23270
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1172    27603 SH       SOLE                    15238             12365
Zimmer Holdings, Inc.          COM              98956P102      282     4009 SH       SOLE                     3962                47
Duke Energy Corp. Convertible  PFD CV           264399585      163    11800 SH       SOLE                    10600              1200
American Retirement Convertibl CONV             028913AC5      877   638880 PRN      SOLE                   537680            101200